Lease (Tables)	12 Months Ended
Dec. 31, 2021
Lease [Abstract]
Schedule of Supplemental balance sheet information
	As of December 31,
	2020	2021
	RMB	RMB
ROU assets	879,348	678,769
Operating lease liabilities – current	(365,049)	(285,200)
Operating lease liabilities – non-current	(580,562)	(428,486)
Weighted average remaining lease terms	7.71 year	7.10 year
Weighted average incremental borrowing rate	10.75%	10.09%

Schedule of components of lease expenses
	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating lease expenses for variable payments	1,151	453	13,413
Operating lease expenses for fixed payments	506,026	337,608	241,466
Short-term lease expenses	7,277	10,265	10,841
Total	514,454	348,326	265,720
	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	440,170	207,803	192,570

Schedule of supplemental noncash information
	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating lease liabilities arising from obtaining ROU assets	315,027	11,902	150,486

Schedule of future lease payments
As of December 31, 2021
RMB
2022	285,200
2023	112,645
2024	99,606
2025	92,449
2026	75,711
Thereafter	121,146
Total lease payments	786,757
Less: imputed interest	(73,071)
Total lease liabilities	713,686